Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MORGAN STANLEY PATHWAY FUNDS
Entity Central Index Key	0000875186
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000023137
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Large Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Large Cap Equity ETF	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 2,803,285,500
Holdings Count | Holding	1,020
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,803,285,500
# of Portfolio Holdings	1,020
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.7%
Utilities	2.0%
Real Estate	2.6%
Materials	2.7%
Energy	3.3%
Consumer Staples	4.9%
Communication Services	9.3%
Industrials	9.9%
Consumer Discretionary	10.2%
Health Care	11.5%
Financials	17.0%
Information Technology	24.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.2%
Amazon.com Inc.	3.8%
Meta Platforms Inc., Class A Shares	2.4%
Alphabet Inc., Class A Shares	1.8%
JPMorgan Chase & Co.	1.6%
Visa Inc., Class A Shares	1.6%
Broadcom Inc.	1.5%
Berkshire Hathaway Inc., Class B Shares	1.4%
Total	27.9%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023141
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Small-Mid Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 554,626,505
Holdings Count | Holding	2,440
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$554,626,505
# of Portfolio Holdings	2,440
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	3.1%
Communication Services	2.5%
Consumer Staples	2.5%
Utilities	3.6%
Materials	4.2%
Real Estate	4.6%
Energy	4.6%
Consumer Discretionary	10.7%
Health Care	13.3%
Financials	14.8%
Information Technology	16.3%
Industrials	19.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Citibank - New York	2.9%
Ascendis Pharma AS, ADR	1.0%
Kyndryl Holdings Inc.	0.9%
Comfort Systems USA Inc.	0.8%
Criteo SA, ADR	0.7%
FTAI Aviation Ltd.	0.7%
F5 Inc.	0.7%
Rambus Inc.	0.6%
Avient Corp.	0.6%
Dynatrace Inc.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023143
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Trading Symbol	TIEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,216,698,237
Holdings Count | Holding	945
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,216,698,237
# of Portfolio Holdings	945
Portfolio Turnover Rate	15%

Holdings [Text Block]

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	3.0%
Other Countries	16.6%
Sweden	2.4%
Spain	2.7%
Italy	2.9%
Australia	3.4%
Netherlands	5.1%
Switzerland	8.1%
Germany	9.0%
France	11.9%
United Kingdom	16.7%
Japan	18.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

SAP SE	2.0%
JPMorgan Chase & Co. - New York	2.0%
Roche Holding AG	1.9%
AstraZeneca PLC	1.5%
ASML Holding NV	1.4%
Novo Nordisk AS, Class B Shares	1.3%
Infineon Technologies AG	1.1%
Reckitt Benckiser Group PLC	1.1%
Rolls-Royce Holdings PLC	1.0%
Kering SA	1.0%
Total	14.3%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023144
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Trading Symbol	TEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$36	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
AssetsNet	$ 549,617,253
Holdings Count | Holding	1,238
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$549,617,253
# of Portfolio Holdings	1,238
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	3.3%
Other Countries	14.2%
Hong Kong	1.5%
Indonesia	1.7%
Mexico	2.6%
Saudi Arabia	2.6%
South Africa	2.8%
Brazil	4.8%
South Korea	9.1%
India	15.3%
Taiwan	16.2%
China	25.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
Tencent Holdings Ltd.	4.8%
Samsung Electronics Co., Ltd.	2.4%
SK Hynix Inc.	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.1%
Alibaba Group Holding Ltd.	1.9%
Sumitomo Mitsui Banking Corp. - Tokyo	1.7%
Reliance Industries Ltd.	1.7%
Meituan, Class B Shares	1.5%
HDFC Bank Ltd., ADR	1.5%
Total	27.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023145
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	TIIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,887,493,228
Holdings Count | Holding	3,923
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,887,493,228
# of Portfolio Holdings	3,923
Portfolio Turnover Rate	44%

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	5.3%
Purchased Options	0.0%Footnote Referencea
Common Stock	0.0%Footnote Referencea
Municipal Bonds	0.2%
Senior Loans	0.6%
Asset-Backed Securities	0.7%
Sovereign Bonds	2.5%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agencies & Obligations	23.4%
Mortgage-Backed Securities	27.3%
Corporate Bonds & Notes	28.7%
Footnote	Description
Footnote[a]	Less than 0.05%.

Material Fund Change Adviser [Text Block]

Material Fund Changes

Effective March 28, 2025, Western Asset Management Company will no longer be an investment sub-adviser to the Fund. Effective March 28, 2025, J.P. Morgan Investment Management Inc. will commence as a new investment sub-adviser to the Fund. Consulting Group Advisory Services LLC continues to serve as the Investment Manager to the Fund.

C000023146
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Trading Symbol	THYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 138,185,800
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$138,185,800
# of Portfolio Holdings	305
Portfolio Turnover Rate	54%

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	3.3%
Senior Loans	0.3%
Corporate Bonds & Notes	96.4%

Material Fund Change Adviser [Text Block]

Material Fund Changes

Effective February 7, 2025, Western Asset Management Company is no longer an investment sub-adviser to the Fund. Consulting Group Advisory Services LLC continues to serve as the Investment Manager to the Fund.

C000023147
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Trading Symbol	TIFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$54	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 181,386,482
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$181,386,482
# of Portfolio Holdings	425
Portfolio Turnover Rate	88%

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	2.0%
Purchased Options	0.1%
Municipal Bond	0.1%
Asset-Backed Securities	0.1%
U.S. Government Obligations	6.5%
Corporate Bonds & Notes	9.1%
Collateralized Mortgage Obligations	12.5%
Sovereign Bonds	28.9%
Mortgage-Backed Securities	40.7%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023138
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Trading Symbol	TMUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 92,542,828
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$92,542,828
# of Portfolio Holdings	137
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	7.3%
Municipal Bonds	92.7%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000164312
Shareholder Report [Line Items]
Fund Name	Inflation-Linked Fixed Income Fund
Trading Symbol	TILUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$116	2.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.31%
AssetsNet	$ 145,178,357
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,178,357
# of Portfolio Holdings	160
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	0.8%
Corporate Bonds & Notes	0.1%
Sovereign Bonds	3.2%
Collateralized Mortgage Obligations	8.0%
Mortgage-Backed Securities	9.9%
U.S. Government Obligations	78.0%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000164313
Shareholder Report [Line Items]
Fund Name	Ultra-Short Term Fixed Income Fund
Trading Symbol	TSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 271,146,429
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$271,146,429
# of Portfolio Holdings	332
Portfolio Turnover Rate	50%

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	13.7%
U.S. Government Obligation	0.3%
Mortgage-Backed Securities	2.6%
Asset-Backed Securities	13.2%
Collateralized Mortgage Obligations	26.6%
Corporate Bonds & Notes	43.6%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000196891
Shareholder Report [Line Items]
Fund Name	Alternative Strategies Fund
Trading Symbol	TALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 181,222,528
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$181,222,528
# of Portfolio Holdings	18
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Open End Mutual Fund Securities	100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

PIMCO Mortgage Opportunities and Bond Fund, Class I2	12.1%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	11.0%
John Hancock Diversified Macro Fund, Class I	7.1%
BNY Mellon Global Real Return Fund, Class Y	7.0%
Neuberger Berman Long Short Fund, Institutional Class	6.1%
BlackRock Global Equity Market Neutral Fund, Institutional Class	6.0%
American Beacon AHL Managed Futures Strategy Fund, Class Y	5.8%
PIMCO Credit Opportunities Bond Fund, Institutional Class	5.0%
Calamos Market Neutral Income Fund, Class I	5.0%
LoCorr Market Trend Fund, Class I	5.0%
Total	70.1%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.